At December 31, 2020, we had the following Canadian tax loss carry forwards stated in U.S. dollars. (Details)	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Canadian Tax Loss Carryforward Expiring 2026	$ 2,049,189
Canadian Tax Loss Carryforward Expiring 2027	3,803,028
Canadian Tax Loss Carryforward Expiring 2028	14,495,410
Canadian Tax Loss Carryforward Expiring 2029	13,737,408
Canadian Tax Loss Carryforward Expiring 2030	16,971,803
Canadian Tax Loss Carryforward Expiring 2031	19,004,491
Canadian Tax Loss Carryforward Expiring 2032	5,514,008
Canadian Tax Loss Carryforward Expiring 2033	8,016,234
Canadian Tax Loss Carryforward Expiring 2034	9,288,022
Canadian Tax Loss Carryforward Expiring 2035	13,257,966
Canadian Tax Loss Carryforward Expiring 2036	15,762,327
Canadian Tax Loss Carryforward Expiring 2037	11,886,957
Canadian Tax Loss Carryforward Expiring 2038	1,137,549
Canadian Tax Loss Carryforward Expiring 2039	2,964,778
Canadian Tax Loss Carryforward Expiring 2040	4,711,285
Total Canadian Tax Loss Carryforward	$ 142,600,455